February 28, 2014

Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

RE:         U.S. GLOBAL INVESTORS FUNDS

FILE NUMBERS 02-35439 AND 811-1800

Dear Sir or Madam:

Included for filing on behalf of the U.S. Global Investors Funds (the “Trust”), pursuant to Rule 485(a) under the Securities Act of 1933, is Post-Effective Amendment No. 118 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed to update information in the Trust’s prospectus and statement of additional information for its Investor Class shares.

The Trust intends to make a subsequent filing pursuant to Rule 485(b) on May 1, 2014, in order to update financial information, and certain non-material information.

Please contact me with any questions or concerns about this Amendment.

Sincerely,

/s/ James L. Love
James L. Love
Chief Compliance Officer & Deputy General Counsel
U.S. GLOBAL INVESTORS, INC.